Statements of Profit or Loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Net revenue from sales and services	R$ 89,297,975	R$ 90,697,983	R$ 79,230,014
Cost of products and services sold	(83,187,109)	(84,537,368)	(72,431,473)
Gross profit	6,110,866	6,160,615	6,798,541
Operating income (expenses)
Selling and marketing	(2,610,384)	(2,601,617)	(2,486,389)
Expected losses on doubtful accounts	(30,003)	(69,250)
General and administrative	(1,726,253)	(1,625,839)	(1,576,528)
Loss on disposal of property, plant and equipment and intangibles	(30,019)	(22,088)	(2,242)
Impairment of assets	(593,280)
Other operating income, net	179,625	57,533	59,360
Operating income before financial income (expenses) and share of profit (loss) of joint ventures and associates	1,300,552	1,899,354	2,792,742
Share of profit (loss) of joint ventures and associates	(12,145)	(14,779)	20,673
Operating income before financial income (expenses) and income and social contribution taxes	1,288,407	1,884,575	2,813,415
Financial income	457,289	681,235	585,101
Financial expenses	(964,143)	(794,771)	(1,059,397)
Financial result, net	(506,854)	(113,536)	(474,296)
Income before income and social contribution taxes	781,553	1,771,039	2,339,119
Income and social contribution taxes
Current	(476,074)	(476,302)	(922,458)
Deferred	97,465	(162,417)	109,204
Income and social contribution taxes, total	(378,609)	(638,719)	(813,254)
Net income for the year	402,944	1,132,320	1,525,865
Net income for the year attributable to:
Shareholders of the Company	373,526	1,150,421	1,526,505
Non-controlling interests in subsidiaries	29,418	(18,101)	(640)
Net income for the year	R$ 402,944	R$ 1,132,320	R$ 1,525,865
Earnings per share (based on weighted average number of shares outstanding)
Basic	R$ 0.3438	R$ 1.0611	R$ 1.4084
Diluted	R$ 0.3422	R$ 1.0541	R$ 1.3984